Trade and Other Receivables (Details 1) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Trade and other receivables [abstract]
2020	₪ 329
2021	90
2022 and thereafter	51
Total long-term trade and other receivables	₪ 470